REVENUES (Details 2) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
AmerisourceBergen Specialty Group [Member]
Entity Wide Revenue Major Customer [Line Items]
Concentration risk, percentage	61.00%	89.00%	61.00%	88.00%
McKesson Plasma and Biologics LLC [Member]
Entity Wide Revenue Major Customer [Line Items]
Concentration risk, percentage	23.00%		20.00%